Schedule of Restructuring and Related Costs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring And Related Activities [Abstract]
Other current liabilities	$ 9	$ 63	$ 53
Other noncurrent liabilities	$ 9	$ 11	$ 28